Finance receivables	12 Months Ended
Mar. 31, 2011
Finance receivables

7. Finance receivables:

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Retail	¥7,162,082	¥7,128,453	$85,730
Finance leases	1,232,508	1,123,188	13,508
Wholesale and other dealer loans	2,051,301	1,990,557	23,939

	10,445,891	10,242,198	123,177
Deferred origination costs	109,747	104,391	1,256
Unearned income	(482,983)	(496,235)	(5,968)
Allowance for credit losses
Retail	(160,351)	(92,199)	(1,109)
Finance leases	(36,917)	(36,024)	(433)
Wholesale and other dealer loans	(35,211)	(28,580)	(344)

Total allowance for credit losses	(232,479)	(156,803)	(1,886)

Total finance receivables, net	9,840,176	9,693,551	116,579
Less - Current portion	(4,209,496)	(4,136,805)	(49,751)

Noncurrent finance receivables, net	¥5,630,680	¥5,556,746	$66,828

Finance receivables were geographically distributed as follows: in North America 61.9%, in Japan 12.8%, in Europe 10.3%, in Asia 4.7% and in Other 10.3% as of March 31, 2010, and in North America 59.0%, in Japan 12.7%, in Europe 10.4%, in Asia 5.8% and in Other 12.1% as of March 31, 2011.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and wholesale and other dealer loans at March 31, 2011 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2012	¥2,429,001	¥326,116	¥1,529,447	$29,212	$3,922	$18,394
2013	1,758,024	216,387	106,809	21,143	2,602	1,284
2014	1,343,998	165,018	153,470	16,164	1,985	1,846
2015	911,785	62,632	52,361	10,966	753	630
2016	444,633	28,095	59,945	5,347	338	721
Thereafter	241,012	6,623	88,525	2,898	80	1,064

	¥7,128,453	¥804,871	¥1,990,557	$85,730	$9,680	$23,939

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Minimum lease payments	¥903,201	¥804,871	$9,680
Estimated unguaranteed residual values	329,307	318,317	3,828

	1,232,508	1,123,188	13,508
Deferred origination costs	6,423	5,406	65
Less - Unearned income	(121,664)	(104,419)	(1,256)
Less - Allowance for credit losses	(36,917)	(36,024)	(433)

Finance leases, net	¥1,080,350	¥988,151	$11,884

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2011:

	Yen in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,017,171	¥1,111,453	¥897,971	¥494,700	¥593,516
31-60 days past due	72,082	5,968	2,260	404	44
61-90 days past due	15,466	1,283	355	34	0
Over 90 days past due	23,734	4,484	74	621	578

Total	¥7,128,453	¥1,123,188	¥900,660	¥495,759	¥594,138

	U.S. dollars in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$84,392	$13,367	$10,799	$5,950	$7,138
31-60 days past due	867	72	27	5	1
61-90 days past due	186	15	4	0	0
Over 90 days past due	285	54	1	7	7

Total	$85,730	$13,508	$10,831	$5,962	$7,146

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2011:

United States

The wholesale and other dealer loan receivables portfolio segment in the United States is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk: Account where there is a probability that default exists based on qualitative and quantitative factors

Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥504,960	¥283,450	¥90,545	¥878,955
Credit Watch	58,106	41,967	12,198	112,271
At Risk	6,494	12,344	1,066	19,904
Default	803	931	655	2,389

Total	¥570,363	¥338,692	¥104,464	¥1,013,519

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	$6,073	$3,409	$1,089	$10,571
Credit Watch	698	505	147	1,350
At Risk	78	148	13	239
Default	10	11	8	29

Total	$6,859	$4,073	$1,257	$12,189

Other regions

The wholesale and other dealer loan receivables portfolio segment in other regions is primarily segregated into credit qualities of “Performing” (Account not classified as Default) and “Default” (Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements) below based on internal risk assessments by dealers.

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥315,744	¥151,020	¥485,974	¥952,738
Default	14,553	6,047	3,700	24,300

Total	¥330,297	¥157,067	¥489,674	¥977,038

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	$3,797	$1,816	$5,845	$11,458
Default	175	73	44	292

Total	$3,972	$1,889	$5,889	$11,750

The tables below summarize information about impaired finance receivables:

Yen in millions
March 31, 2010
Wholesale and other dealer loans
Impaired finance receivables with specific reserves	¥37,273
Impaired finance receivables without specific reserves	1,582

Total	¥38,855

Allowance for credit losses recorded for impaired finance receivables	¥14,000
Average impaired finance receivables	42,581
Interest recognized on impaired finance receivables	464

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Impaired finance receivables with specific reserves	¥7,192	¥18,173	¥4,841	¥30,206
Impaired finance receivables without specific reserves	12,745	—	272	13,017

Total	¥19,937	¥18,173	¥5,113	¥43,223

Allowance for credit losses recorded for impaired finance receivables	¥896	¥6,553	¥3,436	¥10,885
Average impaired finance receivables	16,231	19,545	4,979	40,755
Interest recognized on impaired finance receivables	171	514	86	771

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Impaired finance receivables with specific reserves	$86	$219	$58	$363
Impaired finance receivables without specific reserves	154	—	3	157

Total	$240	$219	$61	$520

Allowance for credit losses recorded for impaired finance receivables	$11	$79	$41	$131
Average impaired finance receivables	195	235	60	490
Interest recognized on impaired finance receivables	2	6	1	9

The recorded investment in impaired finance receivables is equal to the unpaid principal balance.